As filed with the Securities and Exchange Commission on September 24, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	(811-22720)

KKR Series Trust
(Exact name of registrant as specified in charter)

KKR Asset Management 555 California Street, 50th Floor San Francisco, California 94104
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services. LLC 615 East Michigan Street Milwaukee, WI 53202
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 315-3620

Date of fiscal year end:	October 31, 2013

Date of reporting period:	July 31, 2013

Item 1. Schedule of Investments.

Alternative High Yield Fund	July 31, 2013
(Unaudited)

Schedule of Investments

	Par†		Value

HIGH YIELD SECURITIES - 81.1%
Automobiles & Components - 0.7%
Delphi Corp.
5.000%, 02/15/2023	263,000		$273,250
INA-Holding Schaeffler GmbH & Co. KG
8.500%, 02/15/2019 (a)	187,000		209,440
4.750%, 05/15/2021 (a)	324,000		314,280
			797,240
Capital Goods - 12.4%
American Builders & Contractors Supply Co., Inc.
5.625%, 04/15/2021 (a)	501,000		499,747
B/E Aerospace, Inc.
5.250%, 04/01/2022	49,000		50,531
Belden, Inc.
5.500%, 09/01/2022 (a)	1,096,000		1,090,520
Bombardier, Inc.
6.125%, 01/15/2023 (a)	820,000		838,450
Builders FirstSource, Inc.
7.625%, 06/01/2021 (a)	739,000		746,390
Calcipar
6.875%, 05/01/2018 (a)	1,124,000		1,163,340
Great Lakes Dredge & Dock Corp.
7.375%, 02/01/2019	1,842,000		1,915,680
Jeld-Wen Escrow Corp.
12.250%, 10/15/2017 (a)	1,346,000		1,534,440
The Manitowoc Co., Inc.
5.875%, 10/15/2022	484,000		492,470
Masonite International Corporation
8.250%, 04/15/2021 (a) (f) (g)	112,000		122,080
Maxim Crane Works LP
12.250%, 04/15/2015 (a)	8,000		8,400
Mueller Water Products, Inc.
8.750%, 09/01/2020	194,275		212,974
7.375%, 06/01/2017	1,235,000		1,267,419
New Enterprise Stone & Lime Co., Inc.
13.000%, 03/15/2018 (a)	1,648,958		1,731,405
Terex Corp.
6.500%, 04/01/2020	853,000		895,650
6.000%, 05/15/2021	244,000		250,100
United Rentals North America, Inc.
10.250%, 11/15/2019	915,000		1,038,525
9.250%, 12/15/2019	587,000		660,375
			14,518,496
Commercial & Professional Services - 1.8%
Ceridian Corp.
11.000%, 03/15/2021 (a)	940,000		1,076,300
8.875%, 07/15/2019 (a)	777,000		879,952
Verisure Holding AB
8.750%, 09/01/2018 (a)	EUR	126,000	183,130
			2,139,382

	Par†	Value

HIGH YIELD SECURITIES - 81.1% (continued)
Consumer Durables & Apparel - 1.3%
Easton-Bell Sports, Inc.
9.750%, 12/01/2016	240,000	$255,600
Gibson Guitar Corp.
8.875%, 08/01/2018 (a)	59,000	60,622
Hot Topic, Inc.
9.250%, 06/15/2021 (a)	1,126,000	1,171,040
PVH Corp.
4.500%, 12/15/2022	8,000	7,820
		1,495,082
Consumer Services - 0.7%
Ameristar Casinos, Inc.
7.500%, 04/15/2021	484,000	516,670
Education Management Corp.
15.000%, 07/01/2018 (a)	240,528	256,162
		772,832
Diversified Financials - 3.2%
FTI Consulting, Inc.
6.750%, 10/01/2020	1,015,000	1,079,706
6.000%, 11/15/2022	152,000	155,610
Nuveen Investments, Inc.
9.125%, 10/15/2017 (a)	968,000	980,100
5.500%, 09/15/2015	632,000	624,100
TransUnion Holding Co., Inc.
11.375%, 06/15/2018	788,000	885,515
		3,725,031
Energy - 2.6%
Bill Barrett Corp.
7.625%, 10/01/2019	774,000	820,440
Gastar Exploration USA Inc.
8.625%, 05/15/2018 (a)	134,000	126,965
Hilcorp Energy I LP
7.625%, 04/15/2021 (a)	677,000	734,545
SandRidge Energy, Inc.
7.500%, 03/15/2021	1,362,000	1,348,380
		3,030,330
Food, Beverage & Tobacco - 1.3%
B&G Foods, Inc.
4.625%, 06/01/2021	1,175,000	1,135,344
Dean Foods Co.
9.750%, 12/15/2018	19,000	21,589
Smithfield Foods, Inc.
5.875%, 08/01/2021 (a)	385,000	385,962
		1,542,895
Health Care Equipment & Services - 4.3%
Community Health Systems, Inc.
5.125%, 08/15/2018	107,000	109,140
CRC Health Group, Inc.
10.750%, 02/01/2016	1,078,000	1,088,780

		Par†	Value

HIGH YIELD SECURITIES - 81.1% (continued)
Health Care Equipment & Services - 4.3% (continued)
DJO Finance LLC
8.750%, 03/15/2018		505,000	$551,713
HealthSouth Corp.
5.750%, 11/01/2024		311,000	305,946
MedAssets, Inc.
8.000%, 11/15/2018		1,876,000	2,012,010
Select Medical Corp.
6.375%, 06/01/2021 (a)		990,000	960,300
			5,027,889
Insurance - 4.2%
CNO Financial Group, Inc.
6.375%, 10/01/2020 (a)		1,079,000	1,147,786
Hub International Ltd.
8.125%, 10/15/2018 (a) (f) (g)		1,025,000	1,089,063
Towergate Finance PLC
10.500%, 02/15/2019 (a)	GBP	1,668,000	2,651,647
			4,888,496
Materials - 7.4%
American Rock Salt Co. LLC
8.250%, 05/01/2018 (a)		712,000	690,640
Ardagh Group SA
4.875%, 11/15/2022 (a)		186,000	180,885
Ball Corp.
4.000%, 11/15/2023		209,000	191,235
Celanese Corp.
4.625%, 11/15/2022		259,000	250,582
Cemex SAB de CV
9.500%, 06/15/2018 (a)		550,000	614,625
9.375%, 10/12/2022 (a)		54,000	60,480
5.875%, 03/25/2019 (a)		48,000	48,000
Cemex Materials LLC
7.700%, 07/21/2025 (a)		716,000	708,840
Clearwater Paper Corp.
4.500%, 02/01/2023		1,134,000	1,071,630
Kerling PLC
10.625%, 02/01/2017 (a)	EUR	469,000	662,932
Kleopatra Acquisition Corp.
11.625%, 07/15/2017 (a)	EUR	304,000	456,259
11.000%, 08/15/2017 (a) (d)	EUR	100,000	131,040
Neenah Paper, Inc.
5.250%, 05/15/2021 (a)		771,000	759,435
Novelis, Inc.
8.750%, 12/15/2020		359,000	395,798
Reynolds Group Holdings, Inc.
6.875%, 02/15/2021		475,000	505,281
5.750%, 10/15/2020		850,000	864,875
Ryerson, Inc.
9.000%, 10/15/2017 (a)		1,037,000	1,078,480
			8,671,017

	Par†		Value

HIGH YIELD SECURITIES - 81.1% (continued)
Media - 11.7%
Block Communications, Inc.
7.250%, 02/01/2020 (a)	463,000		$488,465
Catalina Marketing Corp.
10.500%, 10/01/2015 (a)	2,213,000		2,251,728
N/A, 11/15/2015 (a) (i)	12,000		9,615
CC Media Holdings, Inc.
7.625%, 03/15/2020 , Series B	404,000		426,220
6.500%, 11/15/2022 , Series B	331,000		345,895
6.500%, 11/15/2022 , Series A	122,000		126,270
Cequel Communications Holdings LLC
5.125%, 12/15/2021 (a)	684,000		656,640
Charter Communications LLC
6.500%, 04/30/2021	1,047,000		1,075,793
DISH DBS Corp.
5.000%, 03/15/2023	240,000		225,000
Good Sam Enterprises LLC
11.500%, 12/01/2016	2,008,000		2,148,560
Intelsat Jackson Holdings
5.500%, 08/01/2023 (a)	1,818,000		1,745,280
Lamar Media Corp.
5.000%, 05/01/2023	1,257,000		1,203,577
Nara Cable Funding Ltd.
8.875%, 12/01/2018 (a)	156,000		163,800
Norcell Sweden Holding 2
10.750%, 09/29/2019 (a)	EUR	731,000	1,046,378
Sinclair Television Group, Inc.
5.375%, 04/01/2021	483,000		472,132
TL Acquisitions, Inc.
11.500%, 04/15/2020 (a) (h)	1,236,000		923,910
Virgin Media, Inc.
6.375%, 04/15/2023 (a)	122,000		125,203
5.375%, 04/15/2021 (a)	274,000		277,425
			13,711,891
Pharmaceuticals, Biotechnology & Life Sciences - 0.9%
Prestige Brands, Inc.
8.125%, 02/01/2020	607,000		669,218
VWR Funding, Inc.
7.250%, 09/15/2017	417,000		435,765
			1,104,983
Real Estate - 0.4%
Realogy Group LLC
9.000%, 01/15/2020 (a)	458,000		524,410

Retailing - 4.2%
The Bon-Ton Department Stores, Inc.
8.000%, 06/15/2021 (a)	755,000		775,763
Express LLC
8.750%, 03/01/2018	530,351		568,801
Gymboree Corp.
9.125%, 12/01/2018	1,173,000		1,137,810

	Par†	Value

HIGH YIELD SECURITIES - 81.1% (continued)
Retailing - 4.2% (continued)
J.C. Penney Corp., Inc.
7.400%, 04/01/2037	587,000	$454,925
6.375%, 10/15/2036	372,000	280,860
LKQ Corp.
4.750%, 05/15/2023 (a)	67,000	64,236
Roofing Supply Group LLC
10.000%, 06/01/2020 (a)	770,000	847,000
Sally Beauty Holdings, Inc.
5.750%, 06/01/2022	13,000	13,520
Sonic Automotive, Inc.
5.000%, 05/15/2023	744,000	717,960
		4,860,875
Semiconductors & Semiconductor Equipment - 0.4%
Amkor Technology, Inc.
7.375%, 05/01/2018	492,000	512,910
Freescale Semiconductor, Inc.
9.250%, 04/15/2018 (a)	2,000	2,167
		515,077
Software & Services - 8.8%
Allen Systems Group, Inc.
10.500%, 11/15/2016 (a) (g)	2,685,000	1,624,425
CompuCom Systems, Inc.
7.000%, 05/01/2021 (a)	412,000	412,000
Epicor Software Corp.
9.000%, 06/15/2018 (a) (d)	1,619,000	1,631,142
iGATE Corp.
9.000%, 05/01/2016	637,000	687,164
Infor US, Inc.
11.500%, 07/15/2018	1,122,000	1,293,105
9.375%, 04/01/2019	6,000	6,705
iPayment Investors LP
10.250%, 05/15/2018	1,272,000	1,020,780
Solera Holdings, Inc.
6.000%, 06/15/2021 (a)	1,030,000	1,048,025
VeriSign, Inc.
4.625%, 05/01/2023 (a)	1,702,000	1,633,920
West Corp.
7.875%, 01/15/2019	839,000	899,828
		10,257,094
Technology Hardware & Equipment - 6.3%
Avaya, Inc.
9.000%, 04/01/2019 (a)	90,000	86,175
7.000%, 04/01/2019 (a)	882,000	813,645
CDW Holdings LLC
12.535%, 10/12/2017	721,000	760,655
8.500%, 04/01/2019	509,000	558,628
CommScope, Inc.
6.625%, 06/01/2020 (a) (d)	740,000	736,300
Flextronics International Ltd.
5.000%, 02/15/2023 (a)	1,129,000	1,112,065

	Par†	Value

HIGH YIELD SECURITIES - 81.1% (continued)
Technology Hardware & Equipment - 6.3% (continued)
Sanmina Corp.
7.000%, 05/15/2019 (a)	2,088,000	$2,202,840
Sensata Technologies BV
4.875%, 10/15/2023 (a)	1,123,000	1,083,695
		7,354,003
Telecommunication Services - 5.4%
Equinix, Inc.
4.875%, 04/01/2020	211,000	208,890
GCI, Inc.
8.625%, 11/15/2019	1,852,000	1,921,450
6.750%, 06/01/2021	832,000	782,080
MetroPCS Wireless, Inc.
6.625%, 11/15/2020	795,000	834,750
6.250%, 04/01/2021 (a)	503,000	513,060
Sprint Communications, Inc.
9.000%, 11/15/2018 (a)	586,000	694,410
Zayo Group LLC
10.125%, 07/01/2020	186,000	212,505
8.125%, 01/01/2020	1,048,000	1,152,800
		6,319,945
Transportation - 0.7%
Sabre, Inc.
8.500%, 05/15/2019 (a)	630,000	683,550
United Continental Holdings, Inc.
8.307%, 04/02/2018	167,153	172,376
		855,926
Utilities - 2.4%
Calpine Corp.
7.250%, 10/15/2017 (a)	1,247,000	1,303,115
NRG Energy, Inc.
7.625%, 01/15/2018	1,035,000	1,154,025
6.625%, 03/15/2023	358,000	366,950
		2,824,090
TOTAL HIGH YIELD SECURITIES (amortized cost $95,488,787)		94,936,984

LEVERAGED LOANS - 13.8%
Automobiles & Components - 0.1%
INA-Holding Schaeffler GmbH & Co. KG, TL 1L C 03/13
4.250%, 01/27/2017 (b)	135,539	137,149

Banks - 0.3%
Ocwen Financial Corp., TL 1L 02/13
5.000%, 02/15/2018 (b)	345,215	350,537

Capital Goods - 0.9%
Air Distribution Technologies, Inc., TL 2L 11/12
9.250%, 05/11/2020 (b)	47,598	48,907
American Builders & Contractors Supply Co., Inc., TL 1L B 04/13
3.500%, 04/16/2020 (b)	230,373	231,065

	Par†	Value

LEVERAGED LOANS - 13.8% (continued)
Capital Goods - 0.9% (continued)
FleetPride Corporation, TL 1L 11/12
5.250%, 11/19/2019 (b)	89,221	$87,437
Harbor Freight Tools USA, Inc., TL 1L 07/13
4.750%, 07/26/2019 (b)	203,546	206,090
Husky Injection Molding Systems Ltd., TL 1L 06/11
4.250%, 07/02/2018 (b)	223,650	224,838
SRS Distribution, Inc., TL 1L B 02/13
4.750%, 09/01/2019 (b)	278,189	278,536
		1,076,873
Commercial & Professional Services - 0.2%
Ceridian Corp., TL 1L Ext 11/07
5.942%, 05/09/2017 (b)	198,951	200,628

Consumer Durables & Apparel - 0.2%
OneStopPlus Group, TL 1L 02/13
5.500%, 02/05/2020 (b)	205,505	206,019
Renfro Corp., TL 1L B 01/13
5.750%, 01/30/2019 (b)	38,596	38,838
		244,857
Consumer Services - 0.8%
American Casino & Entertainment Properties LLC, TL 1L 06/13
6.000%, 07/03/2019 (b)	117,721	118,457
American Casino & Entertainment Properties LLC, TL 2L 06/13
11.250%, 01/03/2020 (b)	533,486	536,153
Four Seasons Holdings, Inc., TL 1L 06/13
4.250%, 06/27/2020 (b)	39,511	40,054
MGM Resorts International, TL 1L B 12/12
3.500%, 12/20/2019 (b)	273,331	274,072
		968,736
Diversified Financials - 0.4%
The Citco Group Ltd., TL 1L 06/11
4.250%, 06/29/2018 (b)	178,226	179,005
Nuveen Investments, Inc., TL 2L 04/13
6.500%, 02/28/2019 (b)	102,869	103,126
Nuveen Investments, Inc., TL 1L 04/13
4.186%, 05/13/2017 (b)	185,055	185,402
		467,533
Energy - 0.4%
Sabine Oil & Gas LLC, TL 2L 12/12
8.750%, 12/31/2018 (b)	304,028	308,842
Sheridan Productions Co. LLC, TL 1L B2 I 10/12
5.000%, 10/01/2019 (b)	110,523	111,144
Sheridan Productions Co. LLC, TL 1L B2 I-A 10/12
5.000%, 10/01/2019 (b)	14,645	14,728
Sheridan Productions Co. LLC, TL 1L B2 I-M 10/12
5.000%, 10/01/2019 (b)	8,945	8,996
		443,710
Food & Staples Retailing - 0.4%
SUPERVALU, Inc., TL 1L B 05/13
5.000%, 03/21/2019 (b)	410,398	414,687

	Par†	Value

LEVERAGED LOANS - 13.8% (continued)
Food, Beverage & Tobacco - 0.9%
Arysta Lifescience SPC LLC, TL 1L 05/13
4.500%, 05/29/2020 (b)	138,010	$139,304
Arysta Lifescience SPC LLC, TL 2L 05/13
8.250%, 11/30/2020 (b)	130,956	131,939
CSM Bakery Products, TL 1L 07/13
4.750%, 07/03/2020 (b)	102,141	102,970
CSM Bakery Products, TL 2L 07/13
8.500%, 07/03/2021 (b)	119,087	119,980
CTI Foods Holding Co., LLC, TL 1L B 05/13
4.500%, 06/28/2020 (b)	95,025	95,183
CTI Foods Holding Co., LLC, TL 2L 05/13
8.250%, 06/28/2021 (b)	186,800	185,632
North American Breweries Holdings LLC, TL 1L 12/12
7.500%, 12/11/2018 (b)	240,324	242,727
		1,017,735
Health Care Equipment & Services - 0.5%
CHG Healthcare Services, Inc., TL 1L 11/12
5.000%, 11/19/2019 (b)	239,939	242,339
CHG Healthcare Services, Inc., TL 2L 11/12
9.000%, 11/19/2020 (b)	121,601	124,743
MedAssets, Inc., TL 1L B 12/12
4.000%, 12/13/2019 (b)	49,480	49,841
Multiplan Inc., TL 1L B1 08/10
4.000%, 08/26/2017 (b)	13,984	14,130
Sheridan Holdings, Inc., TL 1L 06/12
4.500%, 06/29/2018 (b)	120,953	121,708
		552,761
Insurance - 1.5%
CNO Financial Group, Inc., TL 1L B2 09/12
3.750%, 09/28/2018 (b)	19,629	19,770
Cunningham Lindsay US, Inc., TL 2L 12/12
9.250%, 06/10/2020 (b)	56,750	57,885
Cunningham Lindsay US, Inc., TL 1L 12/12
5.000%, 12/10/2019 (b)	141,365	142,072
Hub International Ltd., TL 1L Ext 06/07
3.686%, 06/13/2017 (b) (f) (g)	264,056	266,036
Sedgwick Claims Management Service, Inc., TL 1L B 05/13
4.250%, 06/12/2018 (b)	398,620	401,112
Sedgwick Claims Management Service, Inc., TL 2L 05/13
8.000%, 12/12/2018 (b)	322,278	328,321
StoneRiver Holdings, Inc., TL 1L 05/13
4.500%, 11/30/2019 (b)	158,589	159,284
StoneRiver Holdings, Inc., TL 2L 05/13
8.500%, 05/30/2020 (b)	196,616	197,599
USI Holdings Corp., TL 1L 12/12
5.250%, 12/27/2019 (b)	191,463	193,857
		1,765,936
Materials - 1.6%
American Rock Salt Co. LLC, TL 1L 04/11
5.500%, 04/25/2017 (b)	29,755	30,006

	Par†		Value

LEVERAGED LOANS - 13.8% (continued)
Materials - 1.6% (continued)
Caraustar Industries, Inc., TL 1L 04/13
7.500%, 05/01/2019 (b)	30,499		$31,071
Cemex Espana Finance LLC, TL 1L A4 09/12
4.773%, 02/14/2017 (b)	423,998		419,758
Cemex Espana Finance LLC, TL 1L B1 09/12 EUR
4.709%, 02/14/2017 (b)	EUR	199,798	261,815
DuPont Performance Coatings, TL 1L B 02/13
4.750%, 02/01/2020 (b)	116,208		117,645
General Chemical Corporation, TL 1L B 10/10
5.002%, 10/06/2015 (b)	106,359		107,156
Ineos U.S. Finance LLC, TL 1L 04/12
4.000%, 05/04/2018 (b)	141,348		141,305
Monarch, TL 1L B1 04/13
4.500%, 10/04/2019 (b)	41,456		41,923
Monarch, TL 2L 04/13
8.250%, 04/03/2020 (b)	47,409		48,535
Monarch, TL 1L B2 04/13
4.500%, 10/04/2019 (b)	21,510		21,752
NuSil Technology LLC, TL 1L 04/11
5.250%, 04/07/2017 (b)	224,509		225,099
OXEA Sarl, TL 2L 05/13
8.250%, 07/15/2020 (b)	22,106		22,161
OXEA Sarl, TL 1L 05/13
N/A, 01/15/2020 (b) (c)	92,438		93,594
Pact Group Pty. Ltd., TL 1L B 05/13
3.750%, 05/29/2020 (b)	144,556		144,917
PQ Corp., TL 1L 11/12
4.500%, 08/07/2017 (b)	55,664		56,290
Summit Materials Holdings, LP, TL 1L B 01/12
5.000%, 01/30/2019 (b)	15,355		15,451
WNA Holdings, Inc., TL 1L 04/13 (CA Borrower)
4.500%, 06/07/2020 (b)	75,883		75,552
WNA Holdings, Inc., TL 1L 04/13 (US Borrower)
4.500%, 06/07/2020 (b)	41,221		41,040
			1,895,070
Media - 0.7%
Emerald Exposition Holding, Inc., TL 1L 06/13
5.500%, 06/17/2020 (b)	113,889		115,170
Hubbard Broadcasting, Inc., TL 1L B 05/13
4.500%, 04/29/2019 (b)	90,860		91,372
Internet Brands, Inc., TL 1L B 03/13
6.250%, 03/18/2019 (b)	333,769		335,159
NEP Broadcasting LLC, TL 1L 01/13
4.750%, 01/22/2020 (b)	26,217		26,458
NEP Broadcasting LLC, TL 2L 01/13
9.500%, 07/22/2020 (b)	17,782		18,288

	Par†	Value

LEVERAGED LOANS - 13.8% (continued)
Media - 0.7% (continued)
NewWave Communications, TL 1L 04/13
5.000%, 04/30/2020 (b)	59,517	$59,889
NewWave Communications, TL 2L 04/13
9.000%, 10/30/2020 (b)	72,817	73,909
SGS International, Inc., TL 1L 10/12
5.000%, 10/17/2019 (b)	108,580	109,259
TL Acquisitions, Inc., TL 1L 07/07
4.750%, 07/03/2014 (b) (h) (j)	54,375	40,101
		869,605
Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
Heartland Dental Care, Inc., TL 1L 12/12
6.250%, 12/21/2018 (b)	69,640	70,945

Real Estate - 0.4%
Altisource Solutions Sarl, TL 1L B 11/12
5.750%, 11/27/2019 (b)	289,638	292,716
Realogy Group LLC, TL 1L B 04/07
4.500%, 03/05/2020 (b)	202,060	204,713
		497,429
Retailing - 0.8%
The Container Store, Inc., TL 1L 03/13
5.500%, 04/06/2019 (b)	63,442	64,037
Guitar Center, Inc., TL 1L Ext 10/07
6.280%, 04/09/2017 (b)	423,613	420,012
Gymboree Corp., TL 1L 02/11
5.000%, 02/23/2018 (b)	259,860	252,389
JC Penney Corp., Inc., TL 1L 04/13
6.000%, 05/22/2018 (b)	175,692	177,084
		913,522
Software & Services - 1.8%
Applied Systems, Inc., TL 2L 12/10
8.250%, 06/08/2017 (b)	14,316	14,465
Asurion LLC, TL 1L B1 05/11
4.500%, 05/24/2019 (b)	269,909	270,213
CCC Information Services Group, Inc., TL 1L 12/12
4.000%, 12/20/2019 (b)	266,109	267,437
CompuCom Systems, Inc., TL 1L B 04/13
4.250%, 05/09/2020 (b)	89,558	90,216
EZE Castle Software, Inc., TL 1L 04/13
4.750%, 04/06/2020 (b)	123,745	124,725
EZE Castle Software, Inc., TL 2L 04/13
8.750%, 04/05/2021 (b)	112,445	113,851
Infor Global Solutions European Finance Sarl, TL PIK 03/07
12.875%, 05/05/2017 (d)	92,810	100,312
Kronos, Inc., TL 1L 10/12
4.500%, 10/30/2019 (b)	5,234	5,281
Misys Ltd., TL 1L 06/12 USD
7.250%, 12/12/2018 (b)	565,935	571,878

	Par†	Value

LEVERAGED LOANS - 13.8% (continued)
Software & Services - 1.8% (continued)
RedPrairie Corporation, TL 1L 12/12
6.750%, 12/21/2018 (b)	170,810	$173,320
RedPrairie Corporation, TL 2L 12/12
11.250%, 12/21/2019 (b)	135,313	138,189
Travelport LLC, TL 1L 06/13
6.250%, 06/26/2019 (b)	87,239	87,337
Travelport LLC, TL 2L 04/13
9.500%, 01/31/2016 (b)	161,502	166,886
		2,124,110
Technology Hardware & Equipment - 0.9%
Avaya, Inc., TL 1L B5 10/07
8.000%, 03/31/2018 (b)	138,968	131,064
Edwards Caymon Islands II Ltd., TL 1L B 03/13
4.750%, 03/26/2020 (b)	180,085	180,817
IPC Systems, Inc., TL 1L B1 Ext 05/07
7.750%, 07/31/2017 (b)	6,935	6,675
IPC Systems, Inc., TL 1L C 05/07
7.750%, 07/31/2017 (b)	186,955	180,412
Mitel US Holdings, Inc., TL 1L 02/13
7.000%, 02/27/2019 (b)	54,659	55,342
Websense, Inc., TL 1L 05/13
4.500%, 06/25/2020 (b)	199,055	199,553
Websense, Inc., TL 2L 05/13
8.250%, 12/24/2020 (b)	255,455	256,253
		1,010,116
Telecommunication Services - 0.6%
Integra Telecom Holdings, TL 1L 06/13
5.250%, 02/22/2019 (b)	207,255	210,234
Lightower Fiber LLC, TL 1L 04/13
4.500%, 04/13/2020 (b)	131,883	132,954
Lightower Fiber LLC, TL 2L 04/13
8.000%, 04/12/2021 (b)	28,503	28,824
The Telx Group, Inc., TL 1L 09/11
6.250%, 09/25/2017 (b)	248,816	250,526
Zayo Group LLC, TL 1L 07/12
4.500%, 07/02/2019 (b)	114,608	115,746
		738,284
Transportation - 0.0%
Sabre, Inc., TL 1L B 02/13
5.250%, 02/19/2019 (b)	13,848	14,052

Utilities - 0.3%
Cedar Bay Generating Co. LP, TL 1L B 04/13
6.250%, 04/23/2020 (b)	53,994	54,095
Dynegy, Inc., TL 1L B2 04/13
4.000%, 04/23/2020 (b)	205,596	206,978

	Par†	Value

LEVERAGED LOANS - 13.8% (continued)
Utilities - 0.3% (continued)
GIM Channelview Cogeneration LLC, TL 1L 04/13
4.250%, 05/08/2020 (b)	63,043	$63,516
		324,589
TOTAL LEVERAGED LOANS (amortized cost $15,932,176)		16,098,864

ASSET-BACKED SECURITY - 0.7%
Banks - 0.7%
Standard Chartered Bank Start VII Note
15.274%, 06/09/2016 (a) (b) (g)	790,000	815,675

TOTAL ASSET-BACKED SECURITY (amortized cost $818,718)		815,675

	Shares

PREFERRED STOCKS - 0.2%
Banks - 0.2%
Ally Financial, Inc. Series 2
8.125%	423	11,231
Federal Home Loan Mortgage Corp., Series Z
8.375% (j)	2,500	12,600
Federal National Mortgage Association, Series S
8.250% (j)	53,019	267,216
TOTAL PREFERRED STOCKS (cost $298,673)		291,047

MONEY MARKET FUND - 2.9%
BlackRock Liquidity TempFund Portfolio
0.037% (e)	3,408,410	3,408,410
TOTAL MONEY MARKET FUND (cost $3,408,410)		3,408,410

TOTAL INVESTMENTS (cost $115,946,764) †† - 98.7%		115,550,980
OTHER ASSETS EXCEEDING LIABILITIES, NET - 1.3%		1,570,351
NET ASSETS - 100.0%		$117,121,331

†                               In U.S. Dollars unless otherwise indicated.

††                        At July 31, 2013, the tax basis cost of the Fund’s investments was $114,933,735 and the unrealized appreciation and depreciation were $2,857,880 and $(2,240,635), respectively.

(a)                       Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended.  These securities may only be resold to qualified institutional buyers in transactions exempt from registration.  As of July 31, 2013, these securities amounted to $51,649,751, which represents 44.1% of net assets.

(b)                       Variable rate security, the coupon rate shown is the effective rate as of July 31, 2013.

(c)                        Unsettled bank loan. Interest rate not available as of July 31, 2013.

(d)                       Represents a payment-in-kind security which may pay interest/dividend in additional par/shares.

(e)                        Seven-day yield as of July 31, 2013.

(f)                         Security considered restricted. The total value of these securities as of July 31, 2013 was $1,477,179 and represented 1.3% of net assets.

(g)                        Security considered illiquid. The total value of these securities as of July 31, 2013 was $3,917,279 and represented 3.3% of net assets.

(h)                       Security in default.

(i)                           Zero coupon security.

(j)                          Non-income producing security.

EUR - Euro

GBP - Great British Pound

PLC  - Public Limited Company

The following are the details of the restricted securities held by the Fund:

		Acquisition	Amortized		% of Net
	Par	date(s)	Cost	Value	Assets
Hub International Ltd., 8.125%, 10/15/2018	1,025,000	10/23/2012- 06/07/2013	$1,035,225	$1,089,063	0.9%
Hub International Ltd., TL 1L Ext 06/07, 3.686%, 06/13/2017	264,056	10/31/2013- 04/01/2013	267,324	266,036	0.2%
Masonite International Corporation, 8.250%, 04/15/2021	112,000	10/23/2012	118,476	122,080	0.1%

Country Weightings
% of Net Assets)

United States	84.9%
United Kingdom	3.3%
Luxembourg	3.1%
Netherlands	1.5%
Sweden	1.0%
Canada	1.0%
Singapore	1.0%
Cayman Islands	0.9%
Spain	0.6%
Mexico	0.6%
Germany	0.5%
Ireland	0.3%
98.7%
Other Assets Exceeding Liabilities, Net	1.3%
100.0%

The list of the open forward foreign currency contracts held by the Fund as of July 31, 2013 is as follows:

					Unrealized
Settlement	Currency to		Currency to		Appreciation
Date	Deliver		Receive		(Depreciation)
10/11/2013	EUR	2,000,000	USD	2,661,401	$(107,101)
10/11/2013	GBP	1,700,000	USD	2,584,883	(60,655)
					$(167,756)

A summary of the counterparties for the open forward foreign currency contracts held by the Fund at July 31, 2013 is as follows:

				Unrealized
	Settlement	Currency to	Currency to	Appreciation
Counterparty	Date	Deliver	Receive	(Depreciation)
JPMorgan Chase & Co.	10/11/2013	$(5,078,528)	$5,246,284	$(167,756)

The table below sets forth information about the levels within the fair value hierarchy which the Fund’s investments were measured at July 31, 2013:

Investments in Securities	Level 1	Level 2	Level 3	Total
High Yield Securities	$—	$94,936,984	$—	$94,936,984
Leveraged Loans	—	16,098,864	—	16,098,864
Asset-Backed Security	—	—	815,675	815,675
Preferred Stocks	11,231	279,816	—	291,047
Money Market Fund	3,408,410	—	—	3,408,410
Total Investments in Securities	$3,419,641	$111,315,664	$815,675	$115,550,980

Financial Derivative Instruments	Level 1	Level 2	Level 3	Total
Liabilities - Foreign Currency Contracts	$—	$(167,756)	$—	$(167,756)
Total Financial Derivative Instruments	$—	$(167,756)	$—	$(167,756)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Asset-Backed Security
Beginning Balance at November 1, 2012	$828,868
Accrued Discounts/(Premiums)	(3,754)
Net Change in Appreciation/(Depreciation)	(9,439)
Ending Balance as of July 31, 2013	$815,675

Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at July 31, 2013	$(9,439)

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of July 31, 2013. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs:

Financial Asset	Fair Value as of July 31, 2013	Valuation Technique	Unobservable Inputs	Range
Asset-Backed Security	$815,675	Broker Quotes	N/A	N/A

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a)          The Registrant’s President and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	KKR Series Trust

By (Signature and Title)	/s/ Suzanne Donohoe
Suzanne Donohoe, President

Date	9/20/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Suzanne Donohoe
Suzanne Donohoe, President

Date	9/20/13

By (Signature and Title)	/s/ Michael R. McFerran
Michael R. McFerran, Treasurer and Principal Financial Officer

Date	9/18/13